LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2025
LOSS PER SHARE
Schedule of basic loss per share and diluted loss per share calculated in accordance with ASC 260

	For the six months ended June 30,
	2024	2025	2025
	VND million	VND million	USD
Net loss attributable to controlling interests	(33,462,508)	(37,987,877)	(1,516,361,049)
Net loss attributable to controlling interests adjusted for the effect of dilution	(33,462,508)	(37,987,877)	(1,516,361,049)

		Unit: Shares
	For the six months ended June 30,
	2024	2025
Weighted average number of ordinary shares for basic earnings per share	2,338,072,572	2,338,812,617
Weighted average number of ordinary shares adjusted for the effect of dilution	2,338,072,572	2,338,812,617

	For the six months ended June 30,
	2024	2025	2025
	VND	VND	USD
Basic loss per share	(14,312)	(16,242)	(0.65)
Diluted loss per share	(14,312)	(16,242)	(0.65)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

For the period
ended June 30, 2025

DPS (Note 14)	417,238,973
Number of outstanding warrants (Note 14)	3,320,822